Trade and Other Receivables - Schedule of Aging of Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,113	$ 1,103
Current-30 days [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	976	950
Past due 31-60 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	32	31
Past due 61-90 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	34	38
Past due 91-180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	33	42
Past due >180 days [Member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 38	$ 42